OTHER LIABILITIES (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Lease liabilities	£ 88	£ 111
Other	1,764	2,368
Other liabilities	£ 1,852	£ 2,479